Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Property, plant and equipment	$ 178,983	$ 149,102
Exploration and evaluation asset	17,579	8,648
Deferred tax asset	202	194
Total non-current assets	196,764	157,944
Inventories	18,334	20,812
Derivative financial assets	440	0
Income tax receivable	40	101
Prepayments	3,693	6,930
Trade and other receivables	9,185	7,938
Cash and cash equivalents	6,735	17,152
Total current assets	38,427	52,933
Total assets	235,191	210,877
Equity and liabilities
Share capital	83,471	82,667
Reserves	137,801	137,779
Retained loss	(50,222)	(59,150)
Equity attributable to shareholders	171,050	161,296
Non-controlling interests	22,409	19,260
Total equity	193,459	180,556
Liabilities
Provisions	2,958	3,294
Deferred tax liabilities	5,123	8,034
Cash-settled share-based payment	1,029	974
Lease liabilities	181	331
Total non-current liabilities	9,291	12,633
Cash-settled share-based payment	1,188	2,053
Lease liabilities	132	134
Derivative financial liabilities	0	3,095
Income tax payable	1,324	1,562
Trade and other payables	17,454	9,957
Loan notes payable	7,104	0
Overdraft	5,239	887
Total current liabilities	32,441	17,688
Total liabilities	41,732	30,321
Total equity and liabilities	$ 235,191	$ 210,877